Restructuring (Cash Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning balance	$ 10,606	$ 4,924
Additional costs		39,871
Payments	(8,895)	(31,381)
Release of excess accrual	(775)	(2,873)
Foreign currency translation adjustment	(210)	65
Ending balance	726	10,606
Employee Related
Restructuring Reserve [Roll Forward]
Beginning balance	9,782	2,321
Additional costs		30,799
Payments	(8,071)	(22,259)
Release of excess accrual	(775)	(1,312)
Foreign currency translation adjustment	(210)	233
Ending balance	726	9,782
Facility Closing
Restructuring Reserve [Roll Forward]
Beginning balance	313	2,466
Additional costs		372
Payments	(313)	(1,256)
Release of excess accrual	0	(1,101)
Foreign currency translation adjustment	0	(168)
Ending balance	0	313
Contract and Other Related
Restructuring Reserve [Roll Forward]
Beginning balance	511	137
Additional costs		8,700
Payments	(511)	(7,866)
Release of excess accrual	0	(460)
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 511